Note 4- Business Combination - Assets Acquired and Liabilities Assumed (Details) - USD ($)	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Oct. 15, 2013	Sep. 30, 2013
Gilman [Member]
Assets
Current assets				$ 4,833,000
Fixed assets				482,000
Other assets				272,000
Intangible assets				8,350,000
Goodwill				6,531,000
Total Assets				20,468,000
us-gaap_BusinessCombinationRecognizedIdentifiableAssetsAcquiredAndLiabilitiesAssumedLiabilitiesAbstract
Current liabilities				6,000,000
Long-term liabilities				5,628,000
Total Liabilities				11,628,000
Total Purchase Consideration				$ 8,840,000
Goodwill	$ 6,531,000	$ 6,531,000	$ 6,531,000		$ 0